Cost of sales of goods and services, without considering depreciation and amortization - Incremental costs related to COVID-19 pandemic and care and maintenance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sociedad Minera Cerro Verde S.A.A.
Disclosure of cost of sales [Line Items]
Cost related to COVID-19 pandemic	$ 817	$ 43,672	$ 89,050